UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
14502 N Dale Mabry

Suite 200

Tampa, FL 33618

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
February 7, 2005




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
AMERICAN EXPRESS CO            COM              025816109     7670   149050 SH       SOLE
AMGEN                          COM              031162100     7939   100678 SH       SOLE
ANHUESER-BUSCH  	       COM		035229103     4466   103965 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     7952     2709 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     5580   101735 SH       SOLE
DELL INC                       COM		24702R101     5569   185965 SH       SOLE
GENERAL ELECTRIC               COM              369604103     6695   191023 SH       SOLE
HARLEY DAVIDSON INC            COM              412822108     6862   133276 SH       SOLE
HERSHEY FOODS         	       COM              427866108     7948   143860 SH       SOLE
LAB CORP AMERICA               COM              50540R409     7142   132646 SH       SOLE
MEDTRONIC INC                  COM              585066106     7694   133649 SH       SOLE
MICROSOFT                      COM              594918104     7312   279630 SH       SOLE
PATTERSON INC                  COM              703395103     5338   159840 SH       SOLE
PROCTER/GAMBLE                 COM              742718109     4497    77704 SH       SOLE
INTEL                          COM              458140100     5732   229650 SH       SOLE
SHERWIN WILLIAMS               COM              824348106     8489   186910 SH       SOLE
MCGRAW HILL		       COM              580645109     9929   192315 SH       SOLE
BECTON DICKINSON               COM              075887109     4100    68250 SH       SOLE
PEPSICO INC                    COM              713448108     6348   107449 SH       SOLE